Stockholders' Equity - Additional Information (Details)			1 Months Ended	12 Months Ended
	Aug. 05, 2021 USD ($)	May 22, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2022 USD ($) vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized (shares) | shares				150,000,000	150,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Number of votes entitled by each share of common stock holder | vote				1
Dividends, declared or paid				$ 0
Total reserved (shares) | shares				23,936,163	32,934,776
Common stock, issued (shares) | shares				60,578,956	46,958,776
Net proceeds from issuance of common stock				$ 31,376,000	$ 29,525,000	$ 29,086,000
2021 ATM Facility
Subsidiary, Sale of Stock [Line Items]
Common stock, issued (shares) | shares				14,611,756
Net proceeds from issuance of common stock				$ 41,421,000
2021 ATM Facility | Maximum
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of common stock	$ 80,000,000			$ 80,000,000
2020 ATM Facility
Subsidiary, Sale of Stock [Line Items]
Common stock, issued (shares) | shares				2,303,545
Net proceeds from issuance of common stock				$ 19,479,000
2020 ATM Facility | Maximum
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of common stock		$ 50,000,000	$ 50,000,000